Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Geographical revenue	$ 424,690	$ 348,664	$ 325,791
United States (US)
Geographical revenue	242,086	211,232	202,814
EMEA
Geographical revenue	128,990	94,163	82,596
Canada
Geographical revenue	36,116	29,388	27,304
Asia Pacific
Geographical revenue	$ 17,498	$ 13,881	$ 13,077